Share Repurchase Program - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Aug. 31, 2019
Equity Class Of Treasury Stock [Line Items]
Common stock repurchased, shares	878,637
Common stock repurchased, average price per share	$ 9.75
Common stock repurchased, value including commission paid	$ 8,597,000
Maximum
Equity Class Of Treasury Stock [Line Items]
Common stock repurchased program, authorized amount		$ 25,000,000